UNSECURED DEBT AND RELATED DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Schedule of unsecured debentures and term loans, net
(b) Unsecured Debentures and Term Loans, Net

As at December 31,			2022		2021
	Maturity Date	Amortized Cost(1)	Principal issued and outstanding	Amortized Cost(1)	Principal issued and outstanding
2023 Debentures	November 30, 2023	$399,707	$400,000	$399,387	$400,000
2027 Debentures	June 4, 2027	498,057	500,000	497,618	500,000
2028 Debentures	August 30, 2028	497,806	500,000	497,420	500,000
2030 Debentures	December 18, 2030	497,616	500,000	497,317	500,000
2024 Term Loan	December 19, 2024	250,088	250,351	233,740	234,136
2025 Term Loan	September 15, 2025	540,677	541,300	—	—
2026 Term Loan	December 11, 2026	299,686	300,000	299,607	300,000
		$2,983,637	$2,991,651	$2,425,089	$2,434,136
(1)The amounts outstanding are net of deferred financing costs and, in the case of the term loans, debt modification losses. The deferred financing costs and debt modification losses are amortized using the effective interest method and are included in interest expense.

As at December 31,	2022	2021
Unsecured Debentures and Term Loans, Net
Non-current	$2,583,930	$2,425,089
Current	399,707	—
	$2,983,637	$2,425,089

Schedule of detailed information about hedging instruments

As at December 31,								2022	2021
	Notional amount to be paid		Interest payment rate	Notional amount to be received		Interest receipt rate	Maturity date	Fair value assets (liabilities)	Fair value assets (liabilities)
2023 Cross Currency Interest Rate Swap	281,100	EUR	2.430%	400,000	CAD	3.873%	Nov. 30, 2023	$(7,076)	$(6,551)
2024 Cross Currency Interest Rate Swap	168,200	EUR	0.522%	185,000	USD	LIBOR plus margin	Dec. 19, 2024	24,891	(5,056)
2025 Interest Rate Swap (1)	—	—	—	—	—	—	Sept. 15, 2025	5,244	—
2026 Cross Currency Interest Rate Swap	205,500	EUR	1.355%	300,000	CAD	CDOR plus margin	Dec. 11, 2026	39,264	7,844
2027 Cross Currency Interest Rate Swap	370,300	USD	2.964%	500,000	CAD	3.062%	June 4, 2027	8,123	28,752
2028 Cross Currency Interest Rate Swap (2)	397,000	USD	2.096%	500,000	CAD	2.194%	Aug. 30, 2028	—	(7,017)
2028 Cross Currency Interest Rate Swap	119,100	USD	2.096%	150,000	CAD	2.194%	Aug. 30, 2028	(6,391)	—
2028 Cross Currency Interest Rate Swap (2)	242,100	EUR	0.536%	350,000	CAD	2.194%	Aug. 30, 2028	19,450	—
2030 Cross Currency Interest Rate Swap	319,400	EUR	1.045%	500,000	CAD	2.378%	Dec. 18, 2030	54,883	26,172
								$138,388	$44,144
(1)On September 15, 2022, Granite LP entered into a float to fixed interest rate swap (the “2025 Interest Rate Swap”) to exchange the floating SOFR portion of the interest payments of the 2025 Term Loan for fixed interest payments resulting in an all-in fixed interest rate of 5.016%.
(2)On February 3, 2022, Granite terminated $350.0 million of a total $500.0 million principal of the 2028 Cross Currency Interest Rate Swap and simultaneously entered into a new $350.0 million cross-currency interest rate swap maturing August 30, 2028, to exchange the Canadian dollar denominated principal and interest payments of the 2028 Debentures for Euro denominated payments at a fixed interest rate of 0.536%. Upon termination, Granite paid $6.6 million to settle the mark-to-market liability relating to the $350.0 million principal portion of the 2028 Cross Currency Interest Rate Swap.

As at December 31,	2022	2021
Financial assets at fair value
Non-current	$151,855	$62,768
Current	—	—
	$151,855	$62,768

Financial liabilities at fair value
Non-current	$6,391	$18,624
Current	7,076	—
	$13,467	$18,624